Earnings per share	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Earnings per share	Earnings per share

	Six Months Ended
	30 June,
(in millions of $ except for shares and EPS)	2026	2025
Profit for the period	$838	$415
Weighted average number of shares outstanding	62,185,445	61,034,202
Basic profit per share (in $)	13.47	6.80
Weighted average number of shares outstanding for purpose of diluted profit per share	64,409,488	65,653,007
Diluted profit per share (in $)	13.00	6.32
Profit per ordinary share is calculated by dividing the profit for the period by the weighted average number of ordinary shares during the period. Diluted profit per share is calculated by adjusting the weighted average number of shares by in the money outstanding dilutive stock options, RSUs and PSUs.